LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Supplement dated April 11, 2013 to the Prospectus of the Loomis Sayles Global Equity and Income Fund (the “Fund”), dated February 1, 2013, as may be revised and supplemented from time to time.

Effective immediately, Warren N. Koontz will no longer be a portfolio manager of the Fund. In his place, Eileen N. Riley and Lee M. Rosenbaum will assume portfolio management duties for the domestic equity securities sector and international equity securities sector of the Fund. Daniel Fuss and David Rolley will remain as portfolio managers of the Fund in their current roles.

Accordingly, effective immediately, all references to Mr. Koontz in the Prospectus are hereby deleted.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” in the summary section of Prospectus is revised to include the following:

Eileen N. Riley, CFA, Vice President of the Adviser, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2013.

Lee M. Rosenbaum, Vice President of the Adviser, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2013.

Effective immediately, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Eileen N. Riley – Eileen N. Riley has managed the domestic equity securities sector and international equity securities sector of the Loomis Sayles Global Equity and Income Fund since 2013. Ms. Riley, Vice President of Loomis Sayles, began her investment career in 1998 and joined Loomis Sayles in 2003. She received a B.A. from Amherst College and an M.B.A. from Harvard Business School. She holds the designation of Chartered Financial Analyst and has over 13 years of investment experience.

Lee M. Rosenbaum – Lee M. Rosenbaum has managed the domestic equity securities sector and international equity securities sector of the Loomis Sayles Global Equity and Income Fund since 2013. Mr. Rosenbaum, Vice President of Loomis Sayles, began his investment career in 2001 and joined Loomis Sayles in 2008. He received a B.S. from the United States Coast Guard Academy and an M.B.A. from the Massachusetts Institute of Technology and has over 12 years of investment experience.

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Supplement dated April 11, 2013, to the Statement of Additional Information (the “SAI”) of the Loomis Sayles Global Equity and Income Fund (the “Fund”), dated February 1, 2013, as may be revised and supplemented from time to time.

Effective immediately, Warren N. Koontz will no longer be a portfolio manager of the Fund. Eileen N. Riley and Lee M. Rosenbaum will replace him as portfolio managers of the domestic equity securities sector and international equity securities sector of the Fund. Daniel Fuss and David Rolley will remain as portfolio managers of the Fund in their current roles.

Accordingly, effective immediately, all references to Mr. Koontz in the SAI are hereby deleted.

Effective immediately, Eileen N. Riley and Lee M. Rosenbaum will join the portfolio management team of the Fund. The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of September 30, 2012 (and as of March 31, 2013 for certain portfolio managers of the Loomis Sayles Global Equity and Income Fund), the portfolio manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by the portfolio manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Eileen N. Riley	0	0	0	0	0	0	0	0	19	$2,553,000	0	0
Lee M. Rosenbaum	0	0	0	0	0	0	0	0	10	$1,908,000	0	0

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2012 (and as of March 31, 2013 for certain portfolio managers of the Loomis Sayles Global Equity and Income Fund), the portfolio manager of the Fund had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Eileen N. Riley	Loomis Sayles Global Equity and Income Fund	C
Lee M. Rosenbaum	Loomis Sayles Global Equity and Income Fund	D

* A. None	E. $100,001 - $500,000
B. $1 - 10,000	F. $500,001 - $1,000,000
C. $10,001 - $50,000	G. over $1,000,000
D. $50,001 - $100,000